Goodwill (Tables)	12 Months Ended
Mar. 31, 2023
Intangible Assets Abstract [Abstract]
Disclosure of reconciliation of changes in goodwill

	2023	2022
	$	$

Balance - Beginning of fiscal year	2,104,368	971,939
Addition through business combinations	—	1,137,340
Impairment loss	(748,712)	—
Foreign currency translation	(5,011)	(4,911)

Balance - End of fiscal year	1,350,645	2,104,368

Key assumptions were used to determine recoverable amounts for the impairment tests	The following table indicates the impact on the carrying value of a 1% change in the key assumptions as at December 31, 2022:

Key Assumptions	Input used in discounted cash flow model	Impairment increase if the key assumption was changed by 1%, assuming all other key assumptions were held constant*
		$

Discount Rate (%)	30%	21,240
Terminal Value Multiple	2.5	16,063
Revenue Growth Rate (%)	27%	19,607
*Discount rate multiplied by 1.01, terminal value multiple multiplied by 0.99, revenue growth rate multiplied by 0.99